UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

Central Cash Management Fund
	Principal Amount ($)	Value ($)
Commercial Paper 1.8%
Issued at Discount **
Straight-A Funding LLC, 144A, 0.18%, 8/9/2012 (Cost $24,995,125)	25,000,000	24,995,125
Government & Agency Obligations 45.1%
U.S. Government Sponsored Agencies 41.3%
Federal Farm Credit Bank:
0.109% **, 9/14/2012	17,500,000	17,495,990
0.15%, 2/15/2013	15,520,000	15,513,329
Federal Home Loan Bank:
0.018% **, 7/2/2012	4,037,000	4,037,000
0.079% **, 8/13/2012	37,000,000	36,996,464
0.127% **, 8/10/2012	15,000,000	14,997,833
0.149% **, 10/9/2012	15,000,000	14,993,750
0.15%, 10/23/2012	25,000,000	24,999,014
0.17%, 1/23/2013	12,000,000	11,998,420
0.17%, 2/11/2013	10,000,000	9,995,724
0.17% *, 11/8/2013	5,000,000	4,997,302
0.17% *, 11/15/2013	12,500,000	12,493,051
0.18%, 11/21/2012	7,000,000	6,999,776
0.19%, 2/27/2013	5,000,000	4,998,565
0.195% *, 11/4/2013	5,500,000	5,498,131
0.2%, 11/19/2012	4,500,000	4,500,732
0.21%, 1/8/2013	5,950,000	5,949,525
0.23%, 8/24/2012	10,000,000	10,000,612
0.25%, 3/28/2013	11,500,000	11,498,429
0.33% *, 5/17/2013	12,000,000	12,000,000
0.34% *, 4/5/2013	7,500,000	7,499,418
0.34% *, 4/12/2013	8,000,000	7,999,367
Federal Home Loan Mortgage Corp.:
0.085% **, 7/17/2012	12,000,000	11,999,520
0.092% **, 7/11/2012	20,000,000	19,999,444
0.099% **, 9/26/2012	35,000,000	34,991,542
0.099% **, 10/2/2012	12,500,000	12,496,771
0.114% **, 7/17/2012	20,000,000	19,998,933
0.119% **, 10/4/2012	50,000,000	49,984,167
0.129% **, 10/16/2012	12,000,000	11,995,363
0.129% **, 11/14/2012	10,000,000	9,995,089
0.139% **, 10/16/2012	25,000,000	24,989,597
0.181% *, 9/13/2013	25,000,000	24,998,658
3.5%, 5/29/2013	7,500,000	7,723,046
Federal National Mortgage Association:
0.097% **, 7/23/2012	50,000,000	49,996,944
0.099% **, 10/15/2012	8,500,000	8,497,497
0.129% **, 9/27/2012	10,000,000	9,996,822
0.139% **, 1/2/2013	7,500,000	7,494,604
0.188% **, 10/1/2012	15,000,000	14,992,717

		565,613,146

U.S. Treasury Obligations 3.8%
U.S. Treasury Notes:
0.375%, 9/30/2012	12,000,000	12,007,356
1.375%, 10/15/2012	12,800,000	12,845,237
1.375%, 1/15/2013	12,500,000	12,578,982
3.375%, 11/30/2012	15,000,000	15,199,350

		52,630,925

Total Government & Agency Obligations (Cost $618,244,071)		618,244,071
Repurchase Agreements 53.1%
BNP Paribas, 0.16%, dated 6/29/2012, to be repurchased at $100,001,333 on 7/2/2012 (a)	100,000,000	100,000,000
BNP Paribas, 0.19%, dated 6/29/2012, to be repurchased at $120,001,900 on 7/2/2012 (b)	120,000,000	120,000,000
Citigroup Global Markets, Inc., 0.16%, dated 6/29/2012, to be repurchased at $155,002,067 on 7/2/2012 (c)	155,000,000	155,000,000
Citigroup Global Markets, Inc., 0.18%, dated 6/27/2012, to be repurchased at $150,006,000 on 7/5/2012 (d)	150,000,000	150,000,000
Merrill Lynch & Co., Inc., 0.14%, dated 6/29/2012, to be repurchased at $25,827,055 on 7/2/2012 (e)	25,826,754	25,826,754
Merrill Lynch & Co., Inc., 0.18%, dated 6/29/2012, to be repurchased at $148,002,220 on 7/2/2012 (f)	148,000,000	148,000,000
The Goldman Sachs & Co., 0.18%, dated 6/29/2012, to be repurchased at $28,000,420 on 7/2/2012 (g)	28,000,000	28,000,000

Total Repurchase Agreements (Cost $726,826,754)		726,826,754

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,370,065,950) †	100.0	1,370,065,950
Other Assets and Liabilities, Net	0.0	105,345

Net Assets	100.0	1,370,171,295

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,370,065,950.
*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100,000	Federal Home Loan Bank	5.0	7/23/2013	107,161
93,540,000	Federal National Mortgage Association	0.375-0.75	1/26/2015-2/7/2017	93,859,758
13,088,000	Residual Funding Corp. STRIPS	Zero Coupon	4/15/2030	8,033,414
Total Collateral Value				102,000,333

(b)	Collateralized by $111,656,173 Government National Mortgage Association, with various coupon rates from 3.5-4.0%, with the various maturity dates of 10/20/2041-2/20/2042 with a value of $122,400,001.
(c)	Collateralized by $150,373,700 U.S. Treasury Notes, with various coupon rates from 1.0-4.125%, with the various maturity dates of 7/15/2013-5/15/2015 with a value of $158,100,025.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
984,711	Federal Home Loan Mortgage Corp.	5.0	11/15/2032	1,084,242
351,630,736	Federal Home Loan Mortgage Corp. - Interest Only	4.0-4.5	5/15/2029-1/15/2042	41,644,423
33,495,649	Federal National Mortgage Association	4.0-6.0	7/25/2037-11/25/2040	35,921,951
571,514,332	Federal National Mortgage Association - Interest Only	3.0-5.0	7/25/2027-11/25/2041	74,349,386
Total Collateral Value				153,000,002

(e)	Collateralized by $25,838,500 U.S. Treasury Note, 1.25%, maturing on 3/15/2014 with a value of $26,343,347.
(f)	Collateralized by $143,128,411 Federal National Mortgage Association, 3.5%, maturing on 8/25/2040 with a value of $150,960,000.
(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,367,609	Federal Home Loan Mortgage Corp.	3.0	2/1/2027	7,802,080
19,636,015	Federal National Mortgage Association	4.0	7/1/2047	20,757,921
Total Collateral Value				28,560,001

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities (h)	$—	$643,239,196	$—	$643,239,196
Repurchase Agreements	—	726,826,754	—	726,826,754
Total	$—	$1,370,065,950	$—	$1,370,065,950

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012